CONDENSED CONSOLIDATED STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE INCOME/(LOSS) (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME
Revenue	$ 490.5	$ 403.9	$ 1,334.5	$ 1,184.2
Cost of sales	(230.4)	(182.2)	(635.4)	(527.1)
Administrative expenses	(128.0)	(39.6)	(374.3)	(160.7)
Other income	1.6	0.5	2.9	1.2
Operating income	133.7	182.6	327.7	497.6
Finance income	70.8	122.0	218.4	171.6
Finance costs	(114.4)	(87.1)	(313.0)	(259.7)
Income before income tax	90.1	217.5	233.1	409.5
Income tax expense	(61.8)	(49.8)	(152.7)	(142.2)
Income from continuing operations	28.3	167.7	80.4	267.3
Loss from discontinued operations	(36.5)	(20.3)	(19.0)	(56.9)
(Loss)/income for the period	(8.2)	147.4	61.4	210.4
Attributable to:
Owners of the Company	(8.2)	151.0	58.9	219.5
Non-controlling interests		(3.6)	2.5	(9.1)
(Loss)/income for the period	(8.2)	147.4	61.4	210.4
(Loss)/income attributable to owners arises from:
Continuing operations	28.3	167.7	80.4	267.3
Discontinued operations	(36.5)	(16.7)	(21.5)	(47.8)
(Loss)/income attributable to owners	$ (8.2)	$ 151.0	$ 58.9	$ 219.5
Income per share from continuing operations
Income per share ($) - basic	$ 0.08	$ 0.5	$ 0.24	$ 0.8
Income per share ($) - diluted	0.08	0.49	0.23	0.78
(Loss)/income per share
(Loss)/income per share ($) - basic	(0.02)	0.45	0.17	0.66
(Loss)/income per share ($) - diluted	$ (0.02)	$ 0.44	$ 0.17	$ 0.64
Items that may be reclassified to income or loss
Net exchange loss recycled to income statement on disposal of subsidiaries	$ 36.3		$ 20.3
Exchange differences on translation of foreign operations	(33.0)	$ (16.9)	(53.5)	$ 122.1
Other comprehensive income/(loss) for the period, net of taxes	3.3	(16.9)	(33.2)	122.1
Total comprehensive (loss)/income for the period	(4.9)	130.5	28.2	332.5
Attributable to:
Owners of the Company	(5.0)	129.0	9.8	317.4
Non-controlling interests	0.1	1.5	18.4	15.1
Total comprehensive (loss)/income for the period	(4.9)	130.5	28.2	332.5
Total comprehensive (loss)/income for the period attributable to owners arises from:
Continuing operations	(6.6)	114.4	(26.9)	223.5
Discontinued operations	1.6	14.6	36.7	93.9
Total comprehensive (loss)/income for the period attributable to owners	$ (5.0)	$ 129.0	$ 9.8	$ 317.4